Discontinued operations - Book value of the net assets disposed (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Discontinued operations
Asset retirement obligations	$ (905,232)	$ (1,171,130)
Lease obligations	(49,340)	(54,991)
Derivative instruments	(6,154)	$ (52,944)
Discontinued operations
Discontinued operations
Exploration and evaluation assets	63,528
Capital assets	533,775
Working capital	3,744
Asset retirement obligations	(111,364)
Lease obligations	(2,172)
Derivative instruments	(11,047)
Net assets disposed	$ 476,464